Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Net liability in lieu of deferred income taxes	$ 2,065,000,000	$ 1,923,000,000
Uncertain tax positions related to timing of recognition		0
Accrued interest		0
Benefit (expense) from interest and penalties		$ 0	$ 0